Note 6 - Equity - Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding, number of shares (in shares)	2,275,350	1,438,352
Outstanding, weighted average grant date fair value (in dollars per share)	$ 4.44	$ 6.35
Outstanding, weighted average exercise price (in dollars per share)	$ 5.83	$ 8.45
Outstanding, weighted average remaining contractual term (Year)		7 years 9 months 18 days	7 years 9 months 18 days
Outstanding, aggregate intrinsic value		$ 0	$ 0
Granted, number of shares (in shares)	1,496,000	842,832
Granted, weighted average grant date fair value (in dollars per share)	$ 0.49	$ 1.26
Granted, weighted average exercise price (in dollars per share)	$ 0.6	$ 1.49
Exercised, number of shares (in shares)		0
Exercised, weighted average grant date fair value (in dollars per share)		$ 0
Exercised, weighted average exercise price (in dollars per share)		$ 0
Forfeited, number of shares (in shares)		(5,834)
Forfeited, weighted average grant date fair value (in dollars per share)		$ 15.57
Forfeited, weighted average exercise price (in dollars per share)		$ 24.39
Outstanding, number of shares (in shares)		2,275,350	1,438,352
Outstanding, weighted average grant date fair value (in dollars per share)		$ 4.44	$ 6.35
Outstanding, weighted average exercise price (in dollars per share)		$ 5.83	$ 8.45
Exercisable, number of shares (in shares)		927,723
Exercisable, weighted average grant date fair value (in dollars per share)		$ 7.53
Exercisable, weighted average exercise price (in dollars per share)		$ 10.38
Exercisable, weighted average remaining contractual term (Year)		6 years 3 months 18 days
Exercisable, aggregate intrinsic value		$ 0